Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related Party Transactions
15.
RELATED PARTY TRANSACTIONS

Any transactions between the Company and its equity-accounted investees Minera Exar, Exar Capital, and Sal de la Puna are considered related party transactions (refer Note 6, 7, 8 and 9).

Minera Exar, one of the Company’s equity-accounted investee, has entered into the following transactions with companies controlled by the family of its President, who is also a director of Lithium Argentina:

•
Option Agreement with Grupo Minero Los Boros S.A. on March 28, 2016, for the transfer to Minera Exar of title to certain mining properties that comprised a portion of the Cauchari-Olaroz project.
•
Expenditures under the construction services contract for the Cauchari-Olaroz project with Magna Construcciones S.R.L. (“Magna”) were $534 for the year ended December 31, 2024.
15.
RELATED PARTY TRANSACTIONS (continued)
•
Service agreement with a consortium owned 49% by Magna. The agreement entered into Q1 2022, is for servicing of the evaporation ponds at Cauchari-Olaroz over a five-year term, for total consideration of $68,000 (excluding VAT). During the year ended December 31, 2024, Minera Exar spent $17,141 (excluding VAT) on the servicing of the evaporation ponds at Cauchari-Olaroz.

During the year ended December 31, 2024, director’s fees paid by Minera Exar to its President, who is also a director of the Company, totaled $70 (2023 – $76). Refer Note 7 for other transactions entered into between the Company and the Company’s equity investees.

The amounts due by Minera Exar to related parties arising from such transactions are unsecured, non-interest bearing and have no specific terms of payment.

Compensation of Key Management

Key management are the Company’s board of directors, and the executive management team. The remuneration of directors and members of the executive management team and amounts due as of December 31, 2024, were as follows:

	Years Ended December 31,
	2024	2023
	$	$
Equity compensation	7,399	4,115
Salaries, bonuses, benefits and directors' fees included in general & administrative expenses	2,639	5,189
Salaries, bonuses and benefits included in exploration expenditures	305	180
Salaries and benefits capitalized to Investment in Cauchari-Olaroz project	439	625
	10,782	10,109

	December 31, 2024	December 31, 2023
	$	$
Total due to directors	111	66

As of January 23, 2025, the Company entered into new employment contracts with certain members of the executive management team. These contracts were implemented to ensure compliance with Swiss law and include amendments to provisions related to termination and termination upon a change of control.

In consideration for entering into these new employment agreements, the affected executive management team members were granted restricted share units, with a total aggregate grant value of $3,856 for all impacted individuals.